General and administrative expenses	12 Months Ended
Dec. 31, 2025
General and administrative expenses
General and administrative expenses
11.	General and administrative expenses

The Company’s general and administrative expenses incurred for the years ended December 31, 2025 and 2024 are as follows:

	December 31,	December 31,
	2025	2024(1)
Direct listing expenses	$1,622,072	$—
Salaries and benefits	1,752,981	348,133
Office and administrative expenses	742,461	197,402
Legal and accounting expenses	1,662,272	65,250
Consulting fees	260,442	231,403
Insurance expense	27,672	28,562
	$6,067,900	$870,750

(1)Prior year figures were reclassified to conform to the current year presentation